UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23306

Collaborative Investment Series Trust

 (Exact name of registrant as specified in charter)

500 Damonte Ranch, Parkway

Building 700, Unit 700

Reno, NV 89521

 (Address of principal executive offices)    (Zip code)

Northwest Registered Agent Service, Inc.

8 The Green, Suite B

Dover, Delaware 19901

(Name and address of agent for service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 S. High Street, Suite 1700

Columbus, Ohio 43215

Registrant's telephone number, including area code: (203) 622-6000

Date of fiscal year end: December 31

Date of reporting period: July 1, 2021 to June 30, 2022

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Mercator International Oppourtunity Fund

Company Name	Ticker	Provider Security ID	Meeting Type	Meeting Date	Record Date	Proposal Type	Proposal Number	Proposal	Proposal Vote	With/Against Management

Raccoon Holdings, Inc.	3031.T	J64727100	Annual Meeting	7/24/2021	4/30/2021	Management	1	Approve Appropriation of Surplus 剰余金の配当等 (A response to this proposal is mandatory)	For	With
						Management	2.1	Appoint a Director who is not Audit and Supervisory Committee Member Ogata, 取締役選任 Isao (A response to this proposal is mandatory)	For	With
						Management	2.2	Appoint a Director who is not Audit and Supervisory Committee Member Konno, 取締役選任 Satoshi (A response to this proposal is mandatory)	For	With
						Management	2.3	Appoint a Director who is not Audit and Supervisory Committee Member Abe, 取締役選任 Tomoki (A response to this proposal is mandatory)	For	With
						Management	2.4	Appoint a Director who is not Audit and Supervisory Committee Member Tamura, 取締役選任 Tomohiro (A response to this proposal is mandatory)	For	With
						Management	2.5	Appoint a Director who is not Audit and Supervisory Committee Member Okubo, 取締役選任 Ryuka (A response to this proposal is mandatory)	For	With

Jazz Pharmaceuticals PLC	JAZZ	G50871105	Annual Meeting	7/29/2021	6/2/2021	Management	1A	Election of Director to hold office until the 2024 annual meeting: Peter Gray	For	With
						Management	1B	Election of Director to hold office until the 2024 annual meeting: Kenneth W. O'Keefe	For	With
						Management	1C	Election of Director to hold office until the 2024 annual meeting: Mark D. Smith, M.D.	For	With
						Management	1D	Election of Director to hold office until the 2024 annual meeting: Catherine A. Sohn, Pharm D.	For	With
						Management	2

To ratify, on a non-binding advisory basis, the appointment of KPMG as the independent auditors of Jazz Pharmaceuticals PLC for the fiscal year ending December 31, 2021 and to authorize, in a binding vote, the board of directors, acting through the audit committee, to determine KPMG's rumenration.

									For	With
						Management	3	To approve, on a non-binding advisory basis, the compensation of Jass Pharmaceuticals PLC's named executive officers as disclosed in the proxy statement.	For	With
						Management	4	To renew the Board of Director's existing authority under Irish law to allot and issue ordinary shares.	For	With
						Management	5

To renew the Board of Director's existing authority under Irish law to allot and issue ordinary shares for cash without first offering those ordinary shares to existing shareholders pursuant to the statutory pre-emption right that would otherwise apply.

									For	With
						Management	6

To approve any motion to adjourn the annual meeting, or any adjournments thereof, to another time and place to solicit additional proxies if there are insufficient votes at the time of annual meeting to approve Proposal 5.

									For	With

Jazz Pharmaceuticals PLC	JAZZ	G50871105	Special Meeting	9/23/2021	8/19/2021	Management	1

To grant the board of directors authority under Irish law to allot and issue ordinary shares for cash without first offering those ordinary shares to existing shareholders pursuant to the statutory pre-emption right that would otherwise apply.

									For	With
						Management	2

To approve any motion to adjourn the extraordinary general meeting, or any adjournments thereof, to another time and place to solicit additional proxies if there are insufficient votes at the time of the extraordinary general meeting to approve Proposal 1.

									For	With

BHP Group Ltd.	BHP	88606108	Annual Meeting	11/11/2021	9/10/2021	Management	1	To receive the 2021 Financial Statements and Reports for BHP.	For	With
						Management	2	To reappoint Ernst & Young LLP as the auditor of BHP Group Plc.	For	With
						Management	3	To authorise the Risk and Audit Committee to agree the remuneration of Ernst & Young LLP as the auditor of BHP Group Plc.	For	With
						Management	4	To approve the general authority to issue shares in BHP Group Plc.	For	With
						Management	5	To approve the authority to allot equity securities in BHP Group Plc for cash.	For	With
						Management	6	To authorise the repurchase of shares in BHP Group Plc.	For	With
						Management	7	To approve the 2021 Remuneration Report other than the part containing the Directors' remuneration policy.	For	With
						Management	8	To approve the 2021 Remuneration Report.	For	With
						Management	9	To approve the grant to the Executive Director.	For	With
						Management	10	To re-elect Terry Bowen as a Director of BHP.	For	With
						Management	11	To re-elect Malcolm Broomhead as a Director of BHP.	For	With
						Management	12	To re-elect Xiaoqun Clever as a Director of BHP.	For	With
						Management	13	To re-elect Ian Cockerill as a Director of BHP.	For	With
						Management	14	To re-elect Gary Goldberg as a Director of BHP.	For	With
						Management	15	To re-elect Mike Henry as a Director of BHP.	For	With
						Management	16	To re-elect Ken MacKenzie as a Director of BHP.	For	With
						Management	17	To re-elect John Mogford as a Director of BHP.	For	With
						Management	18	To re-elect Christine O'Reilly as a Director of BHP.	For	With
						Management	19	To re-elect Dion Weisler as a Director of BHP.	For	With
						Management	20	To approve BHP's Climate Transition Action Plan.	For	With
						Management	21	Amendment to the Constitution.	Against	With
						Management	22	Climate-related lobbying.	For	With
						Management	23	Capital protection.	Against	With

Grupo Aeroportuario del Sureste S.A. de C.V.	ASR	40051E202	Annual Meeting	4/20/2022	3/24/2022	Management	1A

Report of the Chief Executive Officer, in accordance with Article 172 of the General Corporations Law and of Article 44, subsection XI, of the Securities Market Law ("Ley del Mercado de Valores"), accompanied by the independent auditor's report, in connection with the operations and results for the fiscal year ended the 31st of December 2021, as well as the Board of Directors' opinion of the content of such report.

									Abstain	N/A
						Management	1B

Report of the Board of Directors in accordance with Article 172, subsection b, of the General Corporations Law, which contains the main policies, as well as the accounting and reporting criteria followed in the preparation of the financial information of the Company.

									Abstain	N/A
						Management	1C	Report of the activities and operations in which the Board of Directors intervened, in accordance with Article 28 IV (e) of the Securities Market Law.	Abstain	N/A
						Management	1D	Individual and consolidated financial statements of the Company for the fiscal year ended December 31, 2021.	Abstain	N/A
						Management	1E	Annual report on the activities carried out by the Audit Committee of the Company in accordance with Article 43 of the Securities Market Law and report on the Company's subsidiaries.	Abstain	N/A
						Management	1F

Report on compliance with the tax obligations of the Company for the fiscal year ended December 31, 2020, in accordance with Article 76, section XIX of the Income Tax Law ("Ley del Impuesto sobre la Renta").

									Abstain	N/A
						Management	2A	Proposal for increase of the legal reserve by Ps. 295,856,740.47.	Abstain	N/A
						Management	2B

Proposal by the Board of Directors to pay an ordinary net dividend in cash from accumulated retained earnings in the amount of $9.03 (nine pesos and three cents, Mexican legal tender) and an extraordinary net dividend in cash from accumulated retained earnings in the amount of $6.00 (six pesos and zero cents, Mexican legal tender) for each of the ordinary "B" and "BB" Series shares.

									Abstain	N/A
						Management	2C

Proposal and, if applicable, approval of the amount of Ps. 1,112,278,069.01 as the maximum amount that may be used by the Company to repurchase its shares in 2022 pursuant to Article 56 of the Securities Market Law; proposal and, if applicable, approval of the provisions and policies regarding the repurchase of Company shares.

									Abstain	N/A
						Management	3A	Administration by the Board of Directors and the Chief Executive Officer for the fiscal year of 2021.	Abstain	N/A
						Management	3BA	Appointment of Director: Fernando Chico Pardo (President)	Abstain	N/A
						Management	3BB	Appointment of Director: José Antonio Pérez Antón	Abstain	N/A
						Management	3BC	Appointment of Director: Pablo Chico Hernández	Abstain	N/A
						Management	3BD	Appointment of Director: Aurelio Pérez Alonso	Abstain	N/A
						Management	3BE	Appointment of Director: Rasmus Christiansen	Abstain	N/A
						Management	3BF	Appointment of Director: Francisco Garza Zambrano	Abstain	N/A
						Management	3BG	Appointment of Director: Ricardo Guajardo Touché	Abstain	N/A
						Management	3BH	Appointment of Director: Guillermo Ortiz Martínez	Abstain	N/A
						Management	3BI	Appointment of Director: Bárbara Garza Lagüera Gonda	Abstain	N/A
						Management	3BJ	Appointment of Director: Heliane Steden	Abstain	N/A
						Management	3BK	Appointment of Director: Diana M. Chavez	Abstain	N/A
						Management	3BL	Appointment of Director: Rafael Robles Miaja (Secretary)	Abstain	N/A
						Management	3BM	Appointment of Director: Ana María Poblanno Chanona (Deputy Secretary)	Abstain	N/A
						Management	3CA	Appointment or ratification, as applicable, of the Chairperson of the Audit Committee: Ricardo Guajardo Touché	Abstain	N/A
						Management	3DA	Appointment or ratification, as applicable, of the persons who serve or will serve on the Nominations and Compensations Committee of the Company: Bárbara Garza Lagüera Gonda (President)	Abstain	N/A
						Management	3DB	Appointment or ratification, as applicable, of the persons who serve or will serve on the Nominations and Compensations Committee of the Company: Fernando Chico Pardo	Abstain	N/A
						Management	3DC	Appointment or ratification, as applicable, of the persons who serve or will serve on the Nominations and Compensations Committee of the Company: José Antonio Pérez Antón	Abstain	N/A
						Management	3EA	Determination of corresponding compensations of Board of Directors: Ps. 77,600.00(net of taxes in Mexican legal tender)	Abstain	N/A
						Management	3EB	Determination of corresponding compensations of Operations Committee: Ps. 77,600.00(net of taxes in Mexican legal tender)	Abstain	N/A
						Management	3EC	Determination of corresponding compensations of Nominations & Compensations Committee: Ps. 77,600.00(net of taxes in Mexican legal tender)	Abstain	N/A
						Management	3ED	Determination of corresponding compensations of Audit Committee: Ps. 110,000.00(net of taxes in Mexican legal tender)	Abstain	N/A
						Management	3EE	Determination of corresponding compensations of Acquisitions & Contracts Committee: Ps. 25,900.00(net of taxes in Mexican legal tender)	Abstain	N/A
						Management	4A	Appointment of delegates in order to enact the resolutions adopted at the Meeting and, if applicable, to formalize such resolutions: Claudio R. Góngora Morales	Abstain	N/A
						Management	4B	Appointment of delegates in order to enact the resolutions adopted at the Meeting and, if applicable, to formalize such resolutions: Rafael Robles Miaja	Abstain	N/A
						Management	4C	Appointment of delegates in order to enact the resolutions adopted at the Meeting and, if applicable, to formalize such resolutions: Ana María Poblanno Chanona	Abstain	N/A

ASM Holding N.V.	ASML	N07059202	Annual Meeting	4/29/2022	4/1/2022	Management	3A	Advisory vote on the remuneration report for the Board of Management and the Supervisory Board for the financial year 2021	For	With
						Management	3B	Proposal to adopt the financial statements of the Company for the financial year 2021, as prepared in accordance with Dutch law	For	With
						Management	3D	Proposal to adopt a dividend in respect of the financial year 2021	For	With
						Management	4A	Proposal to discharge the members of the Board of Management from liability for their responsibilities in the financial year 2021	For	With
						Management	4B	Proposal to discharge the members of the Supervisory Board from liability for their responsibilities in the financial year 2021	For	With
						Management	5	Proposal to approve the number of shares for the Board of Management	For	With
						Management	6	Proposal to amend the Remuneration Policy for the Board of Management	For	With
						Management	8D	Proposal to reappoint Ms. T.L. Kelly as a member of the Supervisory Board	For	With
						Management	8E	Proposal to appoint Mr. A.F.M. Everke as a member of the Supervisory Board	For	With
						Management	8F	Proposal to appoint Ms. A.L. Steegen as a member of the Supervisory Board	For	With
						Management	9	Proposal to appoint KPMG Accountants N.V. as external auditor for the reporting years 2023 and 2024	For	With
						Management	11	Proposal to amend the Articles of Association of the Company	For	With
						Management	12A

Authorization to issue ordinary shares or grant rights to subscribe for ordinary shares up to 5% for general purposes and up to 5% in connection with or on the occasion of mergers, acquisitions and/or (strategic) alliances

									For	With
						Management	12B	Authorization of the Board of Management to restrict or exclude pre-emption rights in connection with the authorizations referred to in item 12A.	For	With
						Management	13	Proposal to authorize the Board of Management to repurchase ordinary shares up to 10% of the issued share capital	For	With
						Management	14	Proposal to cancel ordinary shares	For	With

MercadoLibre, Inc.	MELI	58733R102	Annual Meeting	6/8/2022	4/12/2022	Management	1	Vote Board of Directors: Election of Director: Richard Sanders**; Election of Director: Emiliano Calemzuk#; Election of Director: Marcos Galperin#; Election of Director: A.M Petroni Merhy#	For All	With
						Management	2	To approve, on an advisory basis, the compensation of our named executive officers for fiscal year 2021.	For	With
						Management	3

Ratification of the appointment of Pistrelli, Henry Martin y Asociados S.R.L., a member firm of Ernst & Young Global Limited as our independent registered public accounting firm for the fiscal year ending December 31, 2022.

									For	With

Taiwan Semiconductor Manufacturing Co. Ltd.	TSM	874039100	Annual Meeting	6/8/2022	4/8/2022	Management	1	To accept 2021 Business Report and Financial Statements	For	With
						Management	2	To revise the Articles of Incorporation	For	With
						Management	3	To revise the Procedures for Acquisition or Disposal of Assets	For	With
						Management	4	To approve the issuance of employee restricted stock awards for year 2022	For	With

Materialise NV	MTLS	57667T100	Annual Meeting	6/7/2022	5/6/2022	Management	3	Approval of the statutory annual accounts of Materialise NV: Proposed resolution: approval of the statutory annual accounts of Materialise NV relating to the financial year ended on 31 December 2021.	For	With
						Management	4

Appropriation of the result: Proposed resolution: approval to impute the net profit of the financial year 2021, the amount of which is set out in the convocation notice that is provided on our website, to the loss carried forward of the previous financial year.

									For	With
						Management	5	Discharge to the directors: Proposed resolution: granting discharge to the directors for the performance of their mandate during the financial year ended on 31 December 2021.	For	With
						Management	6	Discharge to the auditor: Proposed resolution: granting discharge to the auditor for the performance of his mandate during the financial year ended on 31 December 2021.	For	With
						Management	7A

Proposed resolution: renewing the appointment as director of Mr Wilfried Vancraen, for a period of one year ending after the shareholders' meeting which will be asked to approve the accounts for the financial year 2022.

									For	With
						Management	7B	Proposed resolution: renewing the appointment as director of Mr Peter Leys, for a period of one year ending after the ...(due to space limits, see proxy material for full proposal).	For	With
						Management	7C	Proposed resolution: renewing the appointment as director of A TRE C CVOA, permanently represented by Mr Johan De Lille, for a ...(due to space limits, see proxy material for full proposal).	For	With
						Management	7D	Proposed resolution: renewing the appointment as director of Ms Hilde Ingelaere, for a period of one year ending after the ...(due to space limits, see proxy material for full proposal).	For	With
						Management	7E	Proposed resolution: renewing the appointment as director of Mr Jürgen Ingels, for a period of one year ending after the ...(due to space limits, see proxy material for full proposal).	For	With
						Management	7F	Proposed resolution: renewing the appointment as director of Mr Jos Vander Sloten, for a period of one year ending after the ...(due to space limits, see proxy material for full proposal).	For	With
						Management	7G	Proposed resolution: renewing the appointment as director of Ms Godelieve Verplancke, for a period of one year ending after the ...(due to space limits, see proxy material for full proposal).	For	With
						Management	7H	Proposed resolution: renewing the appointment as director Mr Bart Luyten, for a period of one year ending after the ...(due to space limits, see proxy material for full proposal).	For	With
						Management	7I	Proposed resolution: renewing the appointment as director Mr Volker Hammes, for a period of one year ending after the ...(due to space limits, see proxy material for full proposal).	For	With
						Management	7J	Proposed resolution: renewing the appointment as director Mr Sander Vancraen, for a period of one year ending after the ...(due to space limits, see proxy material for full proposal).	For	With
						Management	8	Proposed resolution: increasing the current remuneration paid to non-executive directors and independent members of the audit or ...(due to space limits, see proxy material for full proposal).	For	With
						Management	9	Powers: Proposed resolution: granting powers to Carla Van Steenbergen, Vincent Chantillon and Ben Schepers, each with ...(due to space limits, see proxy material for full proposal).	For	With

BlackBerry Ltd.	BB	09228F103	Annual Meeting	6/22/2022	5/2/2022	Management	1.1	Election of Director: John Chen	For	With
						Management	1.2	Election of Director: Michael A. Daniels	For	With
						Management	1.3	Election of Director: Timothy Dattels	For	With
						Management	1.4	Election of Director: Lisa Disbrow	For	With
						Management	1.5	Election of Director: Richard Lynch	For	With
						Management	1.6	Election of Director: Laurie Smaldone Alsup	For	With
						Management	1.7	Election of Director: V. Prem Watsa	For	With
						Management	1.8	Election of Director: Wayne Wouters	For	With
						Management	2	Re-appointment of Auditors - Resolution approving the re-appointment of PricewaterhouseCoopers LLP as auditors of the Company and authorizing the Board of Directors to fix their remuneration.	For	With
						Management	3

Approval of Unallocated Entitlements under the Equity Incentive Plan - Resolution approving the unallocated entitlements under the Company's Equity Incentive Plan as disclosed in the Management Proxy Circular for the Meeting.

									For	With
						Management	4

Advisory Vote on Executive Compensation - Non-binding advisory resolution that the shareholders accept the Company's approach to executive compensation as disclosed in the Management Proxy Circular for the Meeting.

									For	With

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Collaborative Investment Series Trust

By /s/ Gregory Skidmore

* Gregory Skidmore

Trustee and President/Chief Executive Officer of the Trust

Date: July 13, 2022

By /s/ Adam Snitkoff

* Adam Snitkoff

Treasurer /Chief Financial/Principal Accounting Officer of the Trust

Date: July 13, 2022

*Print the name and title of each signing officer under his or her signature.